Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Schedule of transactions with related party

Years ended December 31:	2019	2018	2017
Fee income	$10	$—	$—
Interest income	31	—	—
Dividends received	—	168	—
Royalty expenses	(210)	—	—
Credit losses on corporate guarantees	(3,134)	—	—
ECL allowance under IFRS 9	(16)	—	—
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(811)	—	—

Schedule of key management personnel

Years ended December 31:	2019		2018	2017
Short-term employee benefits	$1,451	*	$1,245	$1,777
Directors' fees	531		594	576
Share-based compensation	—		—	713
Total	$1,982		$1,839	$3,066